Loans Payable (Secured Convertible Promissory Note) (Details) - USD ($)	3 Months Ended
	Dec. 31, 2016	Jul. 12, 2016	Jul. 08, 2016
Convertible Debt | Secured Convertible Note
Debt Instrument [Line Items]
Debt issue amount			$ 3,000,000
Stated interest rate (as a percent)			12.00%
Conversion to stock price (in dollars per share)			$ 5.20
Secured Debt | Secured Convertible Note
Debt Instrument [Line Items]
Debt issue amount	$ 3,000,000
Rant, Inc.
Debt Instrument [Line Items]
Fair value of debt		$ 3,500,000
Rant, Inc. | Secured Debt
Debt Instrument [Line Items]
Debt issue amount		$ 3,000,000
Stated interest rate (as a percent)		12.00%
Conversion to stock price (in dollars per share)		$ 5.20
Change in fair value	100,000,000
Conversion Feature | Convertible Debt | Secured Convertible Note
Debt Instrument [Line Items]
Fair value of debt	$ 400,000		$ 500,000